Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2021-1
Statement to Securityholders
Determination Date: February 12, 2025

Payment Date	2/18/2025
Collection Period Start	1/1/2025
Collection Period End	1/31/2025
Interest Period Start	1/15/2025
Interest Period End	2/17/2025

Cut-Off Date Net Pool Balance	$1,356,483,994.50
Cut-Off Date Adjusted Pool Balance	$1,356,483,994.50

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Nov-22
Class A-2 Notes	$—	$—	$—	—	Feb-25
Class A-3 Notes	$82,046,181.33	$16,870,812.51	$65,175,368.82	0.139801	Sep-26
Class A-4 Notes	$105,390,000.00	$—	$105,390,000.00	1.000000	Apr-27
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Apr-27
Class C Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	May-27
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Mar-28
Total Notes	$228,129,181.33	$16,870,812.51	$211,258,368.82

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$231,520,391.32	$214,649,578.81	0.158240
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$231,520,391.32	$214,649,578.81
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Reserve Account Balance	$3,391,209.99	$3,391,209.99

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	0.13428%	ACT/360	$—
Class A-2 Notes	$—	0.32000%	30/360	$—
Class A-3 Notes	$82,046,181.33	0.77000%	30/360	$52,646.30
Class A-4 Notes	$105,390,000.00	1.04000%	30/360	$91,338.00
Class B Notes	$13,565,000.00	1.29000%	30/360	$14,582.38
Class C Notes	$13,564,000.00	1.43000%	30/360	$16,163.77
Class D Notes	$13,564,000.00	1.68000%	30/360	$18,989.60
Total Notes	$228,129,181.33			$193,720.05

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$231,520,391.32	$214,649,578.81
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$231,520,391.32	$214,649,578.81
Number of Receivables Outstanding	30,644	29,589
Weighted Average Contract Rate	3.88%	3.88%
Weighted Average Remaining Term (months)	23.4	22.5

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$770,970.49
Principal Collections	$16,755,173.77
Liquidation Proceeds	$66,603.11
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$17,592,747.37
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$17,592,747.37

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$192,933.66	$192,933.66	$—	$—	$17,399,813.71
Interest - Class A-1 Notes	$—	$—	$—	$—	$17,399,813.71
Interest - Class A-2 Notes	$—	$—	$—	$—	$17,399,813.71
Interest - Class A-3 Notes	$52,646.30	$52,646.30	$—	$—	$17,347,167.41
Interest - Class A-4 Notes	$91,338.00	$91,338.00	$—	$—	$17,255,829.41
First Allocation of Principal	$—	$—	$—	$—	$17,255,829.41
Interest - Class B Notes	$14,582.38	$14,582.38	$—	$—	$17,241,247.03
Second Allocation of Principal	$—	$—	$—	$—	$17,241,247.03
Interest - Class C Notes	$16,163.77	$16,163.77	$—	$—	$17,225,083.26
Third Allocation of Principal	$—	$—	$—	$—	$17,225,083.26
Interest - Class D Notes	$18,989.60	$18,989.60	$—	$—	$17,206,093.66
Fourth Allocation of Principal	$13,479,602.52	$13,479,602.52	$—	$—	$3,726,491.14
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,726,491.14
Regular Principal Distribution Amount	$3,391,209.99	$3,391,209.99	$—	$—	$335,281.15
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$335,281.15
Remaining Funds to Certificates	$335,281.15	$335,281.15	$—	$—	$—
Total	$17,592,747.37	$17,592,747.37	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$231,520,391.32	$214,649,578.81
Note Balance	$228,129,181.33	$211,258,368.82
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,209.99	$3,391,209.99
Target Overcollateralization Amount	$3,391,209.99	$3,391,209.99
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,209.99
Beginning Reserve Account Balance	$3,391,209.99
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,209.99

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.05%	13	$115,638.74
Liquidation Proceeds of Defaulted Receivables[1]	0.03%	124	$66,603.11
Monthly Net Losses (Liquidation Proceeds)			$49,035.63
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			0.03%
Second Preceding Collection Period			0.06%
Preceding Collection Period			0.31%
Current Collection Period			0.26%
Four-Month Average Net Loss Ratio			0.17%
Cumulative Net Losses for All Periods			$2,504,628.09
Cumulative Net Loss Ratio			0.18%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.50%	107	$1,066,780.09
60-89 Days Delinquent	0.21%	42	$448,070.13
90-119 Days Delinquent	0.06%	12	$134,192.13
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.77%	161	$1,649,042.35

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		8	$76,136.27
Total Repossessed Inventory		13	$137,074.34

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		54	$582,262.26
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.22%
Second Preceding Collection Period			0.19%
Preceding Collection Period			0.22%
Current Collection Period			0.27%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of January 2025.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.34	0.16%	31	0.10%